RELATED PARTY TRANSACTIONS	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

The company is leasing office space from Arenaco, LLC, a company that is owned by two of stockholders’ of the company, Mr. Rochford, Chairman of the Board of the Company, and Mr. McCabe, a Director of the Company. During the years ended December 31, 2013 and 2012, the Company paid $47,000 to this company.

The Company entered into a promissory note for $1,000,000 in January 2012 to cover $850,000 in advances from Ring Energy, Inc. to Stanford Energy, Inc. in 2011 and $150,000 in advances made during early 2012. This was settled as part of the merger.

RELATED PARTY TRANSACTIONS.

NOTE 9 – RELATED PARTY TRANSACTIONS

In May 2011, the Company entered into a credit agreement with a bank that provides for a revolving line of credit of up to $10 million for borrowings and letters of credit.  Two of the Company’s stockholders are jointly and severally obligated for outstanding borrowings under the credit facility.

The company is leasing office space from a company that is owned by two of stockholders’ of the company.

During 2011, the Company received a $250,000 nonrefundable transaction fee from Ring Energy, Inc. pursuant to a pending stock exchange transaction between the two companies.

During 2011, the Company received advances totaling $850,000 from Ring Energy, Inc. pursuant to the same pending stock exchange transaction between the two companies.  As noted in Note 4, the Company entered into a promissory note for $1,000,000 in January 2012 to cover this amount and amounts drawn subsequent to December 31, 2011.